Business Segment Information (Narrative) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 26, 2011	Dec. 31, 2009
Initial Public Offering	13.34
Initial Public Offering, offering price	$ 16
Ownership interest	81.00%	2.00%